Long-Term Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-Term Debt
Long-term debt

Long-term debt	Dec. 31, 2017			Dec. 31, 2016
(in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	1.30 - 5.45%	2018 - 2028	$23,329	1.30 - 5.94%	$20,005
Floating rate	1.49 - 2.74%	2018 - 2038	2,829	0.80 - 2.05%	2,828
Subordinated debt (a)	3.00 - 7.50%	2018 - 2029	1,821	3.00 - 7.50%	1,383
Junior subordinated debentures (b)	N/A	N/A	—	1.87%	247
Total			$27,979		$24,463

(a)	Fixed rate.

(b)	Floating rate at Dec. 31, 2016.

Total long-term debt maturing during the next five years for BNY Mellon is as follows: 2018 – $3.7 billion, 2019 – $4.3 billion, 2020 – $4.0 billion, 2021 – $4.3 billion and 2022 – $1.3 billion.

Trust-preferred securities

On March 20, 2017, all outstanding outstanding trust preferred securities issued by Mellon Capital III were redeemed. The redemption price for the trust preferred securities was equal to the par value plus interest accrued up to and excluding March 20, 2017. There were no trust-preferred securities outstanding at Dec. 31, 2017. At Dec. 31, 2016, trust-preferred securities outstanding were $247 million.